STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated Other comprehensive income [Member]	Accumulated deficit [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2010	$ 43,646	$ 3,280	$ 118,512	$ 3,292	$ (88,216)	$ 6,778
Balance, shares at Dec. 31, 2010		4,771,181
Issuance of shares in respect of Stock-based compensation	281	73	208
Issuance of shares in respect of Stock-based compensation, shares		88,843
Stock-based compensation expenses	515		515
Dividend paid/payable to non-controlling interest	(1,595)					(1,595)
Expiration of options in subsidiary			(88)			88
Sale of subsidiary	426					426
Other comprehensive income	(2,986)			(2,455)		(531)
Non-controlling interests	41					41
Net income (loss) attributable to Pointer shareholders	(8,527)				(8,527)
Balance at Dec. 31, 2011	31,801	3,353	119,147	837	(96,743)	5,207
Balance, shares at Dec. 31, 2011		4,860,024
Issuance of shares and exercise of options, net	1,942	517	1,425
Issuance of shares and exercise of options, net, shares		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	265		265
Dividend paid/payable to non-controlling interest	(1,215)					(1,215)
Expiration of options in subsidiary			(323)			323
Sale of subsidiary	241					241
Purchase of non controlling interest			(228)			228
Other comprehensive income	537			290		247
Non-controlling interests	799					434
Net income (loss) attributable to Pointer shareholders	1,833				1,203
Balance at Dec. 31, 2012	35,346	3,871	120,290	1,127	(95,540)	5,598
Balance, shares at Dec. 31, 2012	5,555,558	5,555,558
Issuance of shares and exercise of options, net
Issuance of shares and exercise of options, net, shares
Issuance of shares in respect of Stock-based compensation	27	7	20
Issuance of shares in respect of Stock-based compensation, shares		10,000
Stock-based compensation expenses	374		354			20
Dividend paid/payable to non-controlling interest	(1,311)					(1,311)
Expiration of options in subsidiary			332			(332)
Other comprehensive income	932			329		603
Non-controlling interests	951					951
Net income (loss) attributable to Pointer shareholders	6,320				6,320
Balance at Dec. 31, 2013	$ 42,629	$ 3,878	$ 120,996	$ 1,456	$ (89,220)	$ 5,529
Balance, shares at Dec. 31, 2013	5,565,558	5,565,558